Fair Value (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0
Liabilities:
Goodwill, Impairment charge		0	(2,745,000,000)	0
Impairment of Tangible and Intangible Assets			(156,000,000)
Asset Impairment Charges	0
Long-term debt, net of current maturities		2,498,000,000	1,486,000,000
Accounts Receivable With Customers Involved In Bankruptcy Proceedings	15,000,000	16,000,000
Allowance For Doubtful Accounts With Customers Involved In Bankruptcy Proceedings	10,000,000	11,000,000
Other assets with customers in bankruptcy proceedings	1,000,000	1,000,000
Fair Value, Measurements, Recurring [Member] | Fair Value
Assets:
Money market funds	553,000,000	464,000,000	299,000,000
Time deposits	393,000,000	393,000,000	102,000,000
Short term investments		6,000,000	6,000,000
Derivative assets	8,000,000	5,000,000	12,000,000
Total assets	954,000,000	868,000,000	419,000,000
Liabilities:
Derivative liabilities	17,000,000	11,000,000	14,000,000
Total liabilities	17,000,000	11,000,000	14,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Money market funds	553,000,000	464,000,000	299,000,000
Time deposits	393,000,000	393,000,000	102,000,000
Short term investments		6,000,000	6,000,000
Derivative assets	0	0	0
Total assets	946,000,000	863,000,000	407,000,000
Liabilities:
Derivative liabilities	0	0	0
Total liabilities	0	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Money market funds	0	0	0
Time deposits	0	0	0
Short term investments		0	0
Derivative assets	8,000,000	5,000,000	12,000,000
Total assets	8,000,000	5,000,000	12,000,000
Liabilities:
Derivative liabilities	17,000,000	11,000,000	14,000,000
Total liabilities	17,000,000	11,000,000	14,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Money market funds	0	0	0
Time deposits	0	0	0
Short term investments		0	0
Derivative assets	0	0	0
Total assets	0	0	0
Liabilities:
Derivative liabilities	0	0	0
Total liabilities	0	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Liabilities:
Long-term debt, net of current maturities	2,096,000,000	2,119,000,000	1,073,000,000
Fair Value
Liabilities:
Long-term debt, net of current maturities	$ 2,270,000,000	$ 2,324,000,000	$ 1,190,000,000